OTHER PAYABLES (Schedule of Other Payables) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Trade and other payables [abstract]
Employees and payroll accruals	$ 1,532	$ 1,621
Current maturities of IIA grants	146	57
Related parties	227	324
Deferred revenues	198	131
Other	79	49
Other payables	$ 2,182	$ 2,182